Acquisitions - TERA Acquisition - Pro Forma Information (Details) - TERA - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Business acquisition, pro forma information
Revenue	$ 16.8	$ 69.2	$ 84.6
Operating income	$ 3.7	$ 9.2	$ 10.6